Note 6 - Equity - Schedule of Stockholders Equity (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Balances	$ 47,906	$ 4,027
Balances	12,299	9,658
Issuance of ordinary shares (unaudited)	89,443
Share-based compensation (unaudited)	8,756
Foreign currency translation loss (unaudited)	(5)	(39)
Net loss (unaudited)	(62,587)	(5,592)
Common Stock [Member]
Balances	2	2
Balances	2	2
Issuance of ordinary shares (unaudited)
Share-based compensation (unaudited)
Foreign currency translation loss (unaudited)
Net loss (unaudited)
Additional Paid-in Capital [Member]
Balances	141,143	29,119
Balances	44,369	29,119
Issuance of ordinary shares (unaudited)	89,443
Share-based compensation (unaudited)	7,331
Foreign currency translation loss (unaudited)
Net loss (unaudited)
Retained Earnings [Member]
Balances	(92,865)	(25,507)
Balances	(32,128)	(20,118)
Issuance of ordinary shares (unaudited)
Share-based compensation (unaudited)
Foreign currency translation loss (unaudited)
Net loss (unaudited)	(60,737)	(5,389)
AOCI Attributable to Parent [Member]
Balances	(94)	(76)
Balances	(91)	(53)
Issuance of ordinary shares (unaudited)
Share-based compensation (unaudited)
Foreign currency translation loss (unaudited)	(3)	(23)
Net loss (unaudited)
Noncontrolling Interest [Member]
Balances	(280)	489
Balances	147	708
Issuance of ordinary shares (unaudited)
Share-based compensation (unaudited)	1,425
Foreign currency translation loss (unaudited)	(2)	(16)
Net loss (unaudited)	$ (1,850)	$ (203)